Income tax	12 Months Ended
Dec. 31, 2020
Income tax
Income tax

8.    Income tax

The Group is subject to income tax on an entity basis on profits arising in or derived from the tax jurisdictions in which members of the Group are domiciled and operate.

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

As a result of the United States tax regulations amendments, the federal statutory income tax rate for the Group’s US subsidiaries is 21% for the 2020 Successor Period, 2019 Successor Period, 2019 Predecessor Period and 2018 Predecessor Period. Dividends payable by the Group’s US subsidiaries, to non-US resident enterprises shall be subject to 30% withholding tax, unless any applicable income tax treaty reduces such rate.

Taxes on profits assessable in the PRC have been calculated at the prevailing tax rates, based on existing legislation, interpretations and practices in respect thereof. Pursuant to the PRC Enterprise Income Tax (“EIT”) Law effective on 1 January 2008, the PRC corporate income tax rate of the Group’s subsidiaries operating in the PRC for the periods presented is 25% on their taxable profits. Dividends, interests, rent or royalties payable by the Group’s PRC entities, to non PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

		Period from	Period from
	Year ended	19 December	1 January	Year ended
	31 December	to 31 December	to 18 December	31 December
	2020	2019	2019	2018
	Successor (NFH)		Predecessor (HHH)
Current
Charge for the period	28,933	(6,130)	75,076	68,918
Under/(over)-provision in prior period	2,834	—	398	49
Deferred (Note 19)	(4,059)	(131)	(7,050)	(9,218)
	27,708	(6,261)	68,424	59,749

A reconciliation of the tax expense applicable to loss before tax at the statutory rates for the jurisdictions in which the majority of the Group’s subsidiaries are domiciled to the tax expense at the effective tax rates, and a reconciliation of the applicable rates (i.e., the statutory tax rates) to the effective tax rates, are as follows:

		Period from	Period from
	Year ended 31	19 December	1 January	Year ended 31
	December	to 31 December	to 18 December	December
	2020	2019	2019	2018
		(Restated)
	Successor (NFH)		Predecessor (HHH)
Loss before tax	(504,146)	(244,150)	(159,954)	(94,297)

Tax expense calculated at the statutory tax rate of 25%	(126,037)	(61,038)	(39,989)	(23,574)
Effect of differing tax rates in different jurisdictions	(37,600)	23,959	10,188	986
Non‑taxable income	(1,658)	—	(2,670)	(2,221)
Non‑deductible expenses	5,055	5,519	11,221	14,675
Utilization of previously unrecognized tax losses	(1,746)	(201)	(2,123)	(5,872)
Utilization of previously unrecognized deductible temporary differences	—	—	—	(567)
Unrecognized deductible temporary differences	24,446	(6,815)	22,006	21,870
Unrecognized tax losses for the year	86,240	21,340	68,427	55,463
Adjustments in respect of current tax of previous period	2,834	—	398	49
Effect of non-U.S. operations*	272	10,955	(987)	(1,834)
Adoption of IFRS 16	—	—	989	—
PRC withholding tax	5,622	20	964	774
Lower tax rate or exemption of taxable amount for specific provinces or enacted by local authority	(852)	—	—	—
Result of disposal of subsidiaries	(4,068)	—	—	—
Income tax expense/(benefit)	27,708	(6,261)	68,424	59,749

*Due to enactment of the TCJA in December 2017, there is a one-time mandatory transition tax impact on accumulated non-U.S. operations recognized during 2017. For subsequent periods, the current year tax impact of non-U.S. operations will be recognized in the respective current year period.